UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $325,602 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACTIVISION BLIZZARD INC        COM              00507V109    10785   895000 SH       SOLE                   895000
AKAMAI TECHNOLOGIES INC        COM              00971T101     7855   250000 SH       SOLE                   250000
AMERISTAR CASINOS INC          COM              03070Q101     6106   335100 SH       SOLE                   335100
APPLE INC                      COM              037833100     9400    40000 SH       SOLE                    40000
BELO CORP                      COM SER A        080555105     4545   666400 SH       SOLE                   666400
CARMIKE CINEMAS INC            COM              143436400      209    15100 SH       SOLE                    15100
CBS CORP NEW                   CL B             124857202     8364   600000 SH       SOLE                   600000
CLEARWIRE CORP NEW             CL A             18538Q105     4296   600000 SH       SOLE                   600000
cHINA LODGING GROUP LTD        ADR              16949N109     1198    80000 SH       SOLE                    80000
DREAMWORKS ANIMATION SKG INC   CL A             26153C103     5989   152000 SH       SOLE                   152000
ELONG INC                      SPONSORED ADR    290138205      151    13103 SH       SOLE                    13103
ENTERCOM COMMUNICATIONS CORP   CL A             293639100      617    51900 SH       SOLE                    51900
EQUINIX INC                    COM NEW          29444U502     9130    93800 SH       SOLE                    93800
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    14024   768000 SH       SOLE                   768000
GANNETT INC                    COM              364730101     8855   536000 SH       SOLE                   536000
GSI COMMERCE INC               COM              36238G102    14137   510000 SH       SOLE                   510000
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107     4456   136100 SH       SOLE                   136100
HSN INC                        COM              404303109     7855   266800 SH       SOLE                   266800
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112      159  3979300 SH       SOLE                  3979300
INFORMATION SERVICES GROUP I   COM              45675Y104    14555  4268400 SH       SOLE                  4268400
INTERPUBLIC GROUP COS INC      COM              460690100     5283   635000 SH       SOLE                   635000
LAMAR ADVERTISING CO           CL A             512815101    11943   347700 SH       SOLE                   347700
LAS VEGAS SANDS CORP           COM              517834107    13409   634000 SH       SOLE                   634000
LEAP WIRELESS INTL INC         COM NEW          521863308     6711   410200 SH       SOLE                   410200
LEE ENTERPRISES INC            COM              523768109      749   221000 SH       SOLE                   221000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     8748  5400000 SH       SOLE                  5400000
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     7650   500000 SH       SOLE                   500000
METROPCS COMMUNICATIONS INC    COM              591708102     6195   875000 SH       SOLE                   875000
MGM MIRAGE                     COM              552953101     9600   800000 SH       SOLE                   800000
MOVE INC COM                   COM              62458M108    30798 14735972 SH       SOLE                 14735972
NEW YORK TIMES CO              CL A             650111107     2549   229000 SH       SOLE                   229000
NII HLDGS INC                  CL B NEW         62913F201     8336   200000 SH       SOLE                   200000
PAETEC HOLDING CORP            COM              695459107     1154   246600 SH       SOLE                   246600
QUINSTREET INC                 COM              74874Q100     2344   137800 SH       SOLE                   137800
QWEST COMMUNICATIONS INTL IN   COM              749121109     5220  1000000 SH       SOLE                  1000000
RESEARCH IN MOTION LTD         COM              760975102    11096   150000 SH       SOLE                   150000
ROVI CORP                      COM              779376102    11139   300000 SH       SOLE                   300000
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3233    98000 SH       SOLE                    98000
SAPIENT CORP                   COM              803062108    14704  1608700 SH       SOLE                  1608700
SAVVIS INC                     COM NEW          805423308     2640   160000 SH       SOLE                   160000
SPRINT NEXTEL CORP             COM SER 1        852061100     7600  2000000 SH       SOLE                  2000000
TERREMARK WORLDWIDE INC        COM NEW          881448203     1166   166400 SH       SOLE                   166400
TIVO INC                       COM              888706108     8565   500000 SH       SOLE                   500000
TW TELECOM INC                 COM              87311L104     1812    99800 SH       SOLE                    99800
VIACOM INC NEW                 CL B             92553P201    10039   292000 SH       SOLE                   292000
VERINT SYSTEMS INC             COM              92343X100      233     9500 SH       SOLE                     9500